UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09141

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Trust (EVN)

Semiannual Report

May 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2018

Eaton Vance

Municipal Income Trust

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Annual Meeting of Shareholders	20

Board of Trustees’ Contract Approval	21

Officers and Trustees	24

Important Notices	25

Eaton Vance

Municipal Income Trust

May 31, 2018

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	1.30%	2.26%	7.53%	7.13%
Fund at Market Price	—	–1.32	–3.81	4.00	5.71
Bloomberg Barclays Municipal Bond Index	—	0.71%	1.11%	2.92%	4.30%

% Premium/Discount to NAV[3]
					–9.57%

Distributions[4]
Total Distributions per share for the period					$0.325
Distribution Rate at NAV					4.97%
Taxable-Equivalent Distribution Rate at NAV					8.40%
Distribution Rate at Market Price					5.50%
Taxable-Equivalent Distribution Rate at Market Price					9.29%

% Total Leverage[5]
Institutional MuniFund Term Preferred (iMTP) Shares					12.96%
Residual Interest Bond (RIB) Financing					27.86

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Trust

May 31, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV for the five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 94.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, as applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rate(s) will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing and iMTP Shares leverage. The leverage created by RIB investments and iMTP Shares provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus iMTP Shares and Floating Rate Notes. iMTP Shares leverage represents the liquidation value of the Fund’s iMTP Shares outstanding at period end as a percentage of Fund net assets applicable to common shares plus iMTP Shares and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 161.4%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.9%
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$2,825	$2,852,346
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	252	75,625
		$2,927,971

Education — 7.1%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$5,580	$7,030,298
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(2)	10,500	10,845,765
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.75%, 7/1/50	4,000	4,312,680
		$22,188,743

Electric Utilities — 7.7%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,685	$1,807,719
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,659,507
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	1,250	1,261,900
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,048,610
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46	20	20,822
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(2)	9,000	9,369,990
South Carolina Public Service Authority, 5.50%, 12/1/54	7,000	7,636,230
		$23,804,778

Escrowed / Prerefunded — 4.4%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$785	$838,364
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	880	943,307
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	480	515,482
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), Prerefunded to 7/1/20, 5.50%, 7/1/40	1,870	2,010,269
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	3,250	3,476,265

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	$920	$1,025,689
Miami-Dade County, FL, (Miami International Airport), Prerefunded to 10/1/19, 5.50%, 10/1/36	2,715	2,848,795
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,675	1,873,471
		$13,531,642

General Obligations — 14.6%
Chicago, IL, 5.75%, 1/1/33	$1,500	$1,678,515
Frisco Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/37(2)	9,000	9,724,410
Illinois, 5.00%, 5/1/33	5,000	5,188,650
Illinois, 5.00%, 5/1/39	3,035	3,184,838
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(2)	3,250	3,475,810
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	17,900	7,093,054
New York, 5.00%, 2/15/34(2)	2,500	2,684,300
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	2,340	2,370,724
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/37	7,500	3,575,550
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/38	8,500	3,874,980
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	6,035	2,629,329
		$45,480,160

Hospital — 23.3%
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)	$10,000	$10,482,000
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	440	491,669
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(2)	10,000	10,980,700
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,335	1,465,203
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,545	2,567,498
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,570,225
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/36	1,000	1,137,290
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/35	1,185	1,214,589

4	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/46(2)	$10,000	$11,174,600
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	615	686,801
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/36(3)	800	871,264
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(2)	11,400	12,161,406
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	425	473,849
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	1,265	1,431,373
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,618,623
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	785	816,738
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	670	722,588
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(2)	10,000	10,253,300
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,108,360
		$72,228,076

Housing — 1.6%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(3)	$4,000	$4,153,120
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	555	600,155
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	178,225
		$4,931,500

Industrial Development Revenue — 6.4%
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$400	$447,696
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(3)	4,390	4,443,953
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,682,624
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,075	1,115,001
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	780	803,509
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	1,000	1,030,140
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,680	5,105,552

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	$1,005	$1,141,017
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,715	1,947,108
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)(4)	535	542,223
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	300	301,515
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(3)	1,130	1,339,027
		$19,899,365

Insured – Escrowed / Prerefunded — 3.9%
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), Prerefunded to 8/15/19, 5.625%, 8/15/37	$2,625	$2,743,650
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38(2)	9,400	9,424,816
		$12,168,466

Insured – Other Revenue — 0.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$2,142,090
		$2,142,090

Insured – Special Tax Revenue — 10.1%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	$31,050	$13,883,386
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	29,510	7,008,035
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,510	2,232,744
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	30,000	6,034,500
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	1,080	1,075,313
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	1,275	1,269,301
		$31,503,279

Insured – Student Loan — 0.5%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,265	$1,305,999
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	245	246,992
		$1,552,991

5	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 16.2%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$7,041,744
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,046,517
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,042,385
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/35	665	685,243
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	5,375	5,517,868
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	1,430	1,462,504
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 1/1/51	5,250	5,340,615
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	8,474,250
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	3,152,325
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	9,820	10,873,686
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,696,159
		$50,333,296

Insured – Water and Sewer — 11.7%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(2)	$17,985	$20,875,369
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,522,520
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	2,627,044
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	2,575,160
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,125,712
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	3,640	3,644,368
		$36,370,173

Lease Revenue / Certificates of Participation — 0.9%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$815	$885,416
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/19, 5.75%, 10/1/31	1,735	1,822,635
		$2,708,051

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.5%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$1,925	$346,500
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38	485	498,575
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,000	5,990,100
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	1,000	1,002,620
		$7,837,795

Senior Living / Life Care — 8.2%
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	$430	$430,026
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	250	265,538
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	535	558,866
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,118,742
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	794,143
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	3,109	839,338
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,587,004
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/31	1,415	1,521,068
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/32	1,485	1,590,747
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	850,933
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,650	4,224,839
Savannah Economic Development Authority, GA, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,632,030
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,750	1,857,905
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	2,500	2,646,950
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	335	357,194
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,052,256
		$25,327,579

Special Tax Revenue — 14.4%
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	$90	$0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(5)	35	0

6	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	$145	$145,005
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39(2)	12,400	13,925,448
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(2)	2,820	3,060,603
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35	845	917,095
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35	655	709,594
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(2)	2,180	2,361,703
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(2)	10,000	11,389,400
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	243	242,500
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	175	161,688
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	353,135
Texas Transportation Commission, 5.00%, 4/1/33(2)	10,000	11,381,900
		$44,648,071

Transportation — 18.9%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$435	$474,702
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	1,395	1,529,673
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/41	9,200	9,995,156
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,030	1,174,674
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	1,975,870
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	3,200	3,393,504
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	400	429,064
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.26%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(7)	5,000	5,020,250
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	8,550,036
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,055	1,145,108
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,910	4,163,994

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(2)	$7,200	$7,486,056
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	8,500	8,838,555
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,061,229
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	1,843,577
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	640	694,150
		$58,775,598

Water and Sewer — 7.4%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/40(2)	$10,000	$11,325,900
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	2,000,133
Detroit, MI, Water Supply System, 5.25%, 7/1/41	4,730	5,090,757
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,554,151
		$22,970,941

Total Tax-Exempt Municipal Securities — 161.4% (identified cost $467,747,249)		$501,330,565

Taxable Municipal Securities — 5.7%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(8)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$39	$11,580
		$11,580

General Obligations — 3.3%
Atlantic City, NJ, 7.50%, 3/1/40	$5,435	$7,044,140
Chicago, IL, 7.75%, 1/1/42	2,885	3,127,542
		$10,171,682

Hospital — 2.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,384,000
		$6,384,000

7	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$616,389
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	439,140
		$1,055,529

Total Taxable Municipal Securities — 5.7% (identified cost $15,190,470)		$17,622,791

Total Investments — 167.1% (identified cost $482,937,719)		$518,953,356

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (21.8)%		$(67,786,857)

Other Assets, Less Liabilities — (45.3)%		$(140,548,231)

Net Assets Applicable to Common Shares — 100.0%		$310,618,268

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At May 31, 2018, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	18.9%
Texas	13.4%
Others, representing less than 10% individually	67.7%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2018, 26.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 11.8% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2018, the aggregate value of these securities is $13,768,723 or 4.4% of the Trust’s net assets applicable to common shares.

(4)	When-issued security.

(5)	Issuer is in default with respect to interest and/or principal payments.

(6)	Security is in default and making only partial interest payments.
(7)	Floating rate security. The stated interest rate represents the rate in effect at May 31, 2018.

(8)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

8	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2018
Investments, at value (identified cost, $482,937,719)	$518,953,356
Interest receivable	6,588,217
Receivable for investments sold	1,085,000
Total assets	$526,626,573

Liabilities
Payable for floating rate notes issued (net of unamortized deferred debt issuance costs of $27,577)	$146,382,932
Institutional MuniFund Term Preferred Shares, at liquidation value (net of unamortized deferred offering costs of $213,143)	67,786,857
Payable for when-issued securities	535,000
Due to custodian	99,291
Payable to affiliates:
Investment adviser fee	227,202
Administration fee	80,425
Trustees’ fees	3,470
Interest expense and fees payable	759,021
Accrued expenses	134,107
Total liabilities	$216,008,305
Net assets applicable to common shares	$310,618,268

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$237,823
Additional paid-in capital	295,725,381
Accumulated undistributed net investment income	365,135
Accumulated net realized loss	(21,725,708)
Net unrealized appreciation	36,015,637
Net assets applicable to common shares	$310,618,268

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	2,720

Common Shares Outstanding	23,782,344

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.06

9	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended May 31, 2018
Interest	$12,186,482
Total investment income	$12,186,482

Expenses
Investment adviser fee	$1,374,917
Administration fee	476,189
Trustees’ fees and expenses	9,435
Custodian fee	59,615
Transfer and dividend disbursing agent fees	9,038
Legal and accounting services	49,330
Printing and postage	18,368
Interest expense and fees	2,585,453
Miscellaneous	26,352
Total expenses	$4,608,697

Net investment income	$7,577,785

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$471,065
Net realized gain	$471,065
Change in unrealized appreciation (depreciation) —
Investments	$(4,697,287)
Net change in unrealized appreciation (depreciation)	$(4,697,287)

Net realized and unrealized loss	$(4,226,222)

Distributions to auction preferred shareholders
From net investment income	$(93,488)

Net increase in net assets from operations	$3,258,075

10	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
From operations —
Net investment income	$7,577,785	$16,361,502
Net realized gain	471,065	895,824
Net change in unrealized appreciation (depreciation)	(4,697,287)	6,824,834
Distributions to auction preferred shareholders —
From net investment income	(93,488)	(198,346)
Net increase in net assets from operations	$3,258,075	$23,883,814
Distributions to common shareholders —
From net investment income	$(7,719,749)	$(15,938,927)
Total distributions to common shareholders	$(7,719,749)	$(15,938,927)

Net increase (decrease) in net assets	$(4,461,674)	$7,944,887

Net Assets Applicable to Common Shares
At beginning of period	$315,079,942	$307,135,055
At end of period	$310,618,268	$315,079,942

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$365,135	$600,587

11	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2018

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended May 31, 2018 (Unaudited)
Net increase in net assets from operations	$3,258,075
Distributions to auction preferred shareholders	93,488
Net increase in net assets from operations excluding distributions to auction preferred shareholders	$3,351,563
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(45,093,700)
Investments sold	60,251,439
Net amortization/accretion of premium (discount)	(1,218,874)
Amortization of deferred debt issuance costs	977
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	84,548
Decrease in interest receivable	5,753
Decrease in payable to affiliate for investment adviser fee	(3,947)
Increase in payable to affiliate for administration fee	719
Decrease in payable to affiliate for Trustees’ fees	(978)
Increase in interest expense and fees payable	173,907
Decrease in accrued expenses	(45,557)
Net change in unrealized (appreciation) depreciation from investments	4,697,287
Net realized gain from investments	(471,065)
Net cash provided by operating activities	$21,732,072

Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$(7,719,749)
Cash distributions paid to auction preferred shareholders	(95,578)
Liquidation of auction preferred shares	(14,775,000)
Proceeds from secured borrowings	15,200,000
Repayment of secured borrowings	(14,715,000)
Increase in due to custodian	99,291
Net cash used in financing activities	$(22,006,036)

Net decrease in cash	$(273,964)

Cash at beginning of period	$273,964

Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$2,326,021

12	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2018

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$13.250		$12.910	$13.020		$12.950	$10.540	$13.360

Income (Loss) From Operations
Net investment income(1)	$0.319		$0.688	$0.767		$0.886	$0.886	$0.885
Net realized and unrealized gain (loss)	(0.180)		0.330	(0.340)		0.082	2.423	(2.778)
Distributions to APS shareholders(1)
From net investment income	(0.004)		(0.008)	(0.008)		(0.007)	(0.005)	(0.009)
Discount on redemption and repurchase of APS(1)	—		—	0.244		—	—	—

Total income (loss) from operations	$0.135		$1.010	$0.663		$0.961	$3.304	$(1.902)

Less Distributions to Common Shareholders
From net investment income	$(0.325)		$(0.670)	$(0.773)		$(0.892)	$(0.900)	$(0.930)

Total distributions to common shareholders	$(0.325)		$(0.670)	$(0.773)		$(0.892)	$(0.900)	$(0.930)

Premium from common shares sold through shelf offering (see Note 7)(1)	$—		$—	$—		$0.001	$0.006	$0.012

Net asset value — End of period (Common shares)	$13.060		$13.250	$12.910		$13.020	$12.950	$10.540

Market value — End of period (Common shares)	$11.810		$12.300	$12.260		$13.390	$13.350	$10.530

Total Investment Return on Net Asset Value(2)	1.30	%(3)	8.13%	4.91	%(4)	7.60%	32.67%	(14.69)%

Total Investment Return on Market Value(2)	(1.32	)%(3)	5.70%	(3.13)%		7.42%	36.79%	(20.43)%

13	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$310,618		$315,080	$307,135	$309,354	$307,074	$246,295
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.30	%(7)	1.33%	1.30%	1.43%	1.55%	1.63%
Interest and fee expense(8)	1.67	%(7)	1.25%	0.83%	0.33%	0.30%	0.33%
Total expenses(6)	2.97	%(7)	2.58%	2.13%	1.76%	1.85%	1.96%
Net investment income	4.89	%(7)	5.19%	5.54%	6.84%	7.49%	7.49%
Portfolio Turnover	8	%(3)	8%	4%	21%	36%	42%
Senior Securities:
Total preferred shares outstanding(9)	2,720		3,311	3,311	4,806	4,806	4,806
Asset coverage per preferred share(10)	$139,198		$120,162	$117,762	$89,369	$88,894	$76,248
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 94.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 2.93%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent iMTP shares as of May 31, 2018, iMTP Shares and APS as of November 30, 2017 and 2016 and APS as of November 30, 2015, 2014 and 2013.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	1.04%	1.05%	1.02%	1.04%	1.08%	1.13%
Interest and fee expense	1.34%	0.99%	0.65%	0.23%	0.21%	0.23%
Total expenses	2.38%	2.04%	1.67%	1.27%	1.29%	1.36%
Net investment income	3.91%	4.11%	4.33%	4.92%	5.23%	5.18%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

14	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust seeks to provide current income exempt from regular federal income tax.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of May 31, 2018, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP

15

Eaton Vance

Municipal Income Trust

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes (net of unamortized deferred debt issuance costs) as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at May 31, 2018. Interest expense related to the Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2018, the amounts of the Trust’s Floating Rate Notes outstanding and the related collateral were $146,410,509 and $202,142,791, respectively. The range of interest rates on the Floating Rate Notes outstanding at May 31, 2018 was 1.07% to 1.38%. For the six months ended May 31, 2018, the Trust’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were $145,219,505 and 2.02%, respectively.

In certain circumstances, the Trust may enter into shortfall and forbearance agreements with brokers by which the Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of May 31, 2018.

The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Management believes that the Trust’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust’s restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

J  Interim Financial Statements — The interim financial statements relating to May 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued 2,620 Series A and Series B Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The Trust issued 806 Series C APS on May 28, 2009 in connection with the acquisition of Eaton Vance National Municipal Income Trust. Dividends on the APS, which accrued daily, were cumulative at rates which were reset every seven days by an auction, unless a special dividend period had been set. Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates were reset to the maximum rate, which was 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate was determined based on the credit rating of the APS. On March 26, 2018, the Trust

16

Eaton Vance

Municipal Income Trust

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

redeemed all of its outstanding APS at a liquidation price of $25,000 per share plus any accrued but unpaid APS dividends. The Trust replaced its APS with residual interest bond financing (see Note 1G). Prior to the redemption of the APS, the Trust paid an annual fee equivalent to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions were unsuccessful; otherwise, the annual fee was 0.25%. At May 31, 2018, the Trust had no APS outstanding.

The number of APS redeemed was 349, 185 and 57 for Series A, Series B and Series C, respectively, and their liquidation preference was $8,725,000, $4,625,000 and $1,425,000, respectively. There were no transactions in APS during the year ended November 30, 2017.

3  Institutional MuniFund Term Preferred Shares

On February 26, 2016, the Trust issued Institutional MuniFund Term Preferred Shares (iMTP Shares) in a private offering to partially finance the tender offer for its outstanding APS (see Note 2). The number of new iMTP Shares issued was less than the APS accepted for payment pursuant to the tender offer, resulting in a reduction of its total leverage of approximately 4% of its total assets. The number of iMTP Shares issued and outstanding at May 31, 2018 was 2,720.

The iMTP Shares are a form of preferred shares that represent stock of the Trust. The iMTP Shares have a par value of $0.01 per share, a liquidation preference of $25,000 per share, and a mandatory redemption date of September 1, 2019, unless earlier redeemed or repurchased by the Trust. Dividends on the iMTP Shares are determined weekly based upon the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index Rate plus a spread. Such spread to the SIFMA Municipal Swap Index Rate is determined based on the current credit rating of the iMTP Shares. At May 31, 2018, the spread to the SIFMA Municipal Swap Index Rate was 1.50%.

The iMTP Shares are subject to optional and mandatory redemption in certain circumstances. After February 28, 2017, the iMTP Shares are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends and, on redemptions prior to March 1, 2018, plus an optional redemption premium. The iMTP Shares are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends (mandatory redemption price), if the Trust is in default for an extended period on its asset maintenance requirements with respect to its preferred shares. For so long as the iMTP Shares are outstanding, the Trust’s effective leverage ratio is not permitted to exceed 45%. In order to comply with this requirement, the Trust may have to redeem all or a portion of its iMTP Shares at the mandatory redemption price.

The holders of the iMTP Shares and common shares have equal voting rights of one vote per share except that the holders of the iMTP Shares are entitled to elect two Trustees of the Trust. If the dividends on the iMTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the iMTP Shares have the right to elect a majority of the Trust’s Trustees.

For financial reporting purposes, the liquidation value of the iMTP Shares (net of unamortized deferred offering costs) is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on iMTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations. Costs incurred by the Trust in connection with its offering of iMTP Shares were capitalized as deferred offering costs and are being amortized to the mandatory redemption date of September 1, 2019.

The carrying amount of the iMTP Shares at May 31, 2018 represents its liquidation value, which approximates fair value. If measured at fair value, the iMTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 9) at May 31, 2018.

The average liquidation preference of the iMTP Shares during the six months ended May 31, 2018 was $68,000,000.

In April 2018, the Trustees of the Trust approved a proposal to redeem all outstanding iMTP Shares. It is currently anticipated that, upon redemption, the leverage provided by the iMTP Shares will be replaced with residual interest bond financing (see Note 1G).

4  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS during periods when APS were outstanding, and outstanding iMTP Shares. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to APS shareholders were recorded daily and were payable at the end of each dividend period. The amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	$55,394	2.02%	1.59 - 3.24
Series B	29,028	1.99	1.59 - 3.26
Series C	9,066	2.02	1.59 - 3.26

17

Eaton Vance

Municipal Income Trust

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

Distributions to iMTP shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for iMTP Shares at May 31, 2018, and the amount of dividends accrued to iMTP shareholders and average iMTP dividend rate (annualized) for the six months then ended were as follows:

iMTP Dividend Rate at May 31, 2018	2.56%
Dividends Accrued to iMTP Shareholders	$1,037,935
Average iMTP Dividend Rate	3.06%

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At November 30, 2017, the Trust, for federal income tax purposes, had capital loss carryforwards of $26,228,051 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforwards will expire on November 30, 2018 ($195,807) and November 30, 2019 ($26,032,244) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

The cost and unrealized appreciation (depreciation) of investments of the Trust at May 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$333,762,379

Gross unrealized appreciation	$43,595,377
Gross unrealized depreciation	(4,814,909)

Net unrealized appreciation	$38,780,468

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Trust. Pursuant to the investment advisory agreement between the Trust and EVM, the investment advisory fee payable by the Trust is 0.70% of the Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual investment adviser fee is reduced by 0.015% every May 1 thereafter for the next nineteen years. The Trust’s advisory fee currently is computed at an annual rate of 0.565% (0.580% prior to May 1, 2018) of average weekly gross assets and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trust who are not interested persons of EVM or the Trust and by the vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust, and the amount of any outstanding preferred shares issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of the Trust’s APS and iMTP Shares then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.20% of the Trust’s average weekly gross assets. For the six months ended May 31, 2018, the investment adviser fee and administration fee were $1,374,917 and $476,189, respectively.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

18

Eaton Vance

Municipal Income Trust

May 31, 2018

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $42,453,088 and $58,022,662, respectively, for the six months ended May 31, 2018.

7  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended May 31, 2018 and the year ended November 30, 2017.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 2,610,553 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended May 31, 2018 and the year ended November 30, 2017, there were no shares sold by the Trust pursuant to its shelf offering.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended May 31, 2018 and the year ended November 30, 2017.

8  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Trust to make properly authorized payments. When such payments result in an overdraft, the Trust is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Trust’s assets to the extent of any overdraft. At May 31, 2018, the Trust had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $99,291. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at May 31, 2018. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at May 31, 2018. The Fund’s average overdraft advances during the six months ended May 31, 2018 were not significant.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$501,330,565	$—	$501,330,565
Taxable Municipal Securities	—	17,622,791	—	17,622,791

Total Investments	$—	$518,953,356	$—	$518,953,356

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Proposed Plan of Reorganization

In April 2018, the Trustees of the Trust approved an Agreement and Plan of Reorganization (the Agreement) whereby the Trust would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance Michigan Municipal Income Trust (Michigan Trust) in exchange for common shares of the Trust. The proposed reorganization is subject to approval by the shareholders of Michigan Trust.

19

Eaton Vance

Municipal Income Trust

May 31, 2018

Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on March 22, 2018. The following action was taken by the shareholders:

Item 1.  The election of Cynthia E. Frost, George J. Gorman, Valerie A. Mosley and Susan J. Sutherland as Class I Trustees of the Trust for a three-year term expiring in 2021. Mr. Gorman was elected solely by APS and iMTP shareholders, referred to as Preferred Shareholders.

Nominees for Trustee Elected by All Shareholders	Number of Shares[1]
	For	Withheld
Cynthia E. Frost	19,587,178	1,621,320
Valerie A. Mosley	19,600,708	1,607,789
Susan J. Sutherland	19,623,258	1,585,240

Nominees for Trustee Elected by Preferred Shareholders	Number of Shares
	For	Withheld
George J. Gorman	2,239	0

[1]	Excludes fractional shares.

20

Eaton Vance

Municipal Income Trust

May 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

21

Eaton Vance

Municipal Income Trust

May 31, 2018

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Municipal Income Trust (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

22

Eaton Vance

Municipal Income Trust

May 31, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that focus on higher quality municipal bonds that often have longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. Additionally, the Board took into account the financial resources committed by the Adviser in structuring the Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of the Fund’s life. The Board also considered that, at the request of the Contract Review Committee, the Adviser had implemented a series of permanent reductions in management fees beginning in May 2010, which include a further fee reduction effective May 1, 2018.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered in the same manner as an open-end fund and that, notwithstanding that the Fund is authorized to issue additional common shares through a shelf offering, the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

23

Eaton Vance

Municipal Income Trust

May 31, 2018

Officers and Trustees

Officers of Eaton Vance Municipal Income Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipal Income Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7695    5.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund does not engage in securities lending.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 23, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018